Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Net Investment Income [Line Items]
Total revenue		¥ 1,403,633	¥ 1,359,956
Life insurance premiums
Net Investment Income [Line Items]
Total revenue		229,185	222,783
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	[1]	4,623	62,955
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue		¥ 233,808	¥ 285,738

[1]	Life insurance related investment income for the six months ended September 30, 2023 and 2024 include net unrealized holding a gain of ¥18,115 million and a loss of ¥997 million on equity securities held as of September 30, 2023 and 2024, respectively.